John Hancock
Financial Opportunities Fund
Quarterly portfolio holdings 3/31/2023

Fund’s investments
As of 3-31-23 (unaudited)
	Shares	Value
Common stocks 116.1% (93.8% of Total investments)		$592,751,065
(Cost $446,077,177)
Financials 115.4%		588,984,098
Banks 102.6%
1st Source Corp.	121,706	5,251,614
Alpine Banks of Colorado (A)(B)	175,439	5,273,270
American Business Bank (B)(C)(D)	74,896	2,471,568
American National Bankshares, Inc.	85,338	2,705,215
American Riviera Bancorp (B)	220,949	3,579,374
Ameris Bancorp (D)	220,072	8,050,234
Atlantic Union Bankshares Corp. (D)	219,949	7,709,212
Avidbank Holdings, Inc. (B)(C)(D)	200,000	3,398,000
Avidbank Holdings, Inc. (A)(B)	60,000	1,016,806
Bank of America Corp. (C)(D)	344,090	9,840,974
Bank of Idaho Holding Company (A)(B)	150,000	4,025,034
Bank of Marin Bancorp (D)	191,744	4,197,276
Bank7 Corp.	116,363	2,856,712
Banner Corp. (D)	34,486	1,875,004
Bar Harbor Bankshares (D)	144,017	3,809,250
BayCom Corp.	175,855	3,003,603
Bremer Financial Corp. (A)(E)	41,667	4,122,375
Business First Bancshares, Inc.	184,537	3,161,119
C&F Financial Corp.	37,912	1,960,430
California BanCorp (B)	121,815	2,376,611
Cambridge Bancorp (C)(D)	85,031	5,510,859
Camden National Corp.	68,551	2,480,861
CB Financial Services, Inc. (C)(D)	57,155	1,240,835
Central Pacific Financial Corp.	144,201	2,581,198
Central Valley Community Bancorp	126,760	2,608,721
Citizens Community Bancorp, Inc.	169,116	1,794,321
Citizens Financial Group, Inc.	303,980	9,231,873
Civista Bancshares, Inc.	183,001	3,089,057
Coastal Financial Corp. (B)	134,013	4,825,808
Codorus Valley Bancorp, Inc.	99,915	2,073,236
Colony Bankcorp, Inc.	86,996	887,359
Columbia Banking System, Inc.	219,901	4,710,279
Comerica, Inc.	165,325	7,178,412
Communities First Financial Corp. (B)	99,506	6,258,927
Community Heritage Financial, Inc.	134,000	2,425,400
ConnectOne Bancorp, Inc. (D)	85,763	1,516,290
Cullen/Frost Bankers, Inc.	88,344	9,306,157
CVB Financial Corp.	193,116	3,221,175
Eagle Bancorp Montana, Inc.	127,715	1,802,059
East West Bancorp, Inc.	43,408	2,409,144
Enterprise Bancorp, Inc.	68,501	2,155,041
Equity Bancshares, Inc., Class A	148,933	3,629,497
ESSA Bancorp, Inc.	94,578	1,486,766
Evans Bancorp, Inc.	69,760	2,341,494
Farmers & Merchants Bancorp, Inc. (C)(D)	114,822	2,792,471
Farmers National Banc Corp.	162,398	2,052,711
Fifth Third Bancorp (C)(D)	353,510	9,417,506
First Business Financial Services, Inc.	91,858	2,802,588
First Citizens BancShares, Inc., Class A	1,949	1,896,572
First Commonwealth Financial Corp.	315,271	3,918,819
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Community Corp.	132,912	$2,658,240
First Financial Bancorp	365,772	7,962,856
First Interstate BancSystem, Inc., Class A (C)(D)	175,848	5,250,821
First Merchants Corp.	153,928	5,071,928
First Mid Bancshares, Inc.	76,166	2,073,239
First Northwest Bancorp	62,446	718,129
First Reliance Bancshares, Inc. (B)(F)	426,454	3,173,244
Flushing Financial Corp.	63,037	938,621
German American Bancorp, Inc.	125,538	4,189,203
Great Southern Bancorp, Inc.	40,257	2,040,225
Hancock Whitney Corp. (C)(D)	235,476	8,571,326
HBT Financial, Inc.	211,830	4,177,288
Heritage Commerce Corp.	519,533	4,327,710
Horizon Bancorp, Inc.	408,902	4,522,456
Huntington Bancshares, Inc. (C)(D)	870,915	9,754,248
InBankshares Corp. (B)	207,676	1,817,165
Independent Bank Corp. (Massachusetts) (C)(D)	79,360	5,207,603
Independent Bank Corp. (Michigan)	163,971	2,913,765
JPMorgan Chase & Co.	84,188	10,970,538
KeyCorp	654,072	8,188,981
Landmark Bancorp, Inc.	61,696	1,274,639
Live Oak Bancshares, Inc. (C)(D)	111,305	2,712,503
M&T Bank Corp. (C)(D)	81,151	9,703,225
Metrocity Bankshares, Inc.	65,263	1,115,345
Mid Penn Bancorp, Inc.	71,323	1,826,582
MidWestOne Financial Group, Inc.	133,914	3,270,180
NBT Bancorp, Inc.	101,770	3,430,667
Nicolet Bankshares, Inc. (B)	95,864	6,044,225
Northrim BanCorp, Inc.	97,720	4,610,430
Ohio Valley Banc Corp.	60,934	1,426,465
Old National Bancorp (D)	364,040	5,249,457
Old Second Bancorp, Inc.	318,549	4,478,799
OP Bancorp	170,717	1,521,088
Orange County Bancorp, Inc.	43,740	1,924,560
Pinnacle Financial Partners, Inc. (D)	126,415	6,973,051
Plumas Bancorp	62,876	2,141,557
Popular, Inc. (D)	142,766	8,196,195
Premier Financial Corp. (D)	352,115	7,299,344
Prime Meridian Holding Company	125,087	2,751,914
Private Bancorp of America, Inc. (B)	118,082	3,424,378
Provident Financial Holdings, Inc.	106,084	1,445,925
QCR Holdings, Inc. (D)	76,319	3,351,167
Red River Bancshares, Inc. (D)	58,027	2,791,679
Regions Financial Corp. (D)	542,242	10,064,012
Renasant Corp. (D)	146,291	4,473,579
Riverview Bancorp, Inc.	344,365	1,838,909
SB Financial Group, Inc.	260,087	3,675,029
Shore Bancshares, Inc. (D)	209,035	2,985,020
Sierra Bancorp (D)	163,038	2,807,514
South Atlantic Bancshares, Inc.	289,568	3,802,028
Southern California Bancorp (B)	264,614	3,823,646
Southern First Bancshares, Inc. (B)(D)	131,586	4,039,690
Southern Missouri Bancorp, Inc. (D)	105,980	3,964,712
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
SouthState Corp. (C)(D)	92,643	$6,601,740
SpareBank 1 SR-Bank ASA	127,986	1,479,765
Stock Yards Bancorp, Inc.	80,738	4,451,893
Synovus Financial Corp.	230,856	7,117,290
The Community Financial Corp.	89,596	2,968,315
The First Bancorp, Inc.	245,664	6,360,241
The First Bancshares, Inc.	197,940	5,112,790
The PNC Financial Services Group, Inc. (D)	76,931	9,777,930
Timberland Bancorp, Inc.	113,266	3,060,447
TriCo Bancshares	204,465	8,503,699
Truist Financial Corp.	228,439	7,789,770
U.S. Bancorp (C)(D)	250,110	9,016,466
United BanCorp of Alabama, Inc., Class A	170,487	6,563,750
Univest Financial Corp.	136,945	3,251,074
Virginia National Bankshares Corp.	82,690	2,973,532
Walden Mutual (A)(B)(E)	100,000	1,000,000
Washington Trust Bancorp, Inc.	73,421	2,544,772
Westamerica BanCorp	82,899	3,672,426
WSFS Financial Corp.	256,994	9,665,544
WTB Financial Corp., Class B	9,140	2,943,080
Zions Bancorp NA (D)	246,179	7,368,137
Capital markets 8.4%
Ares Management Corp., Class A (C)(D)	141,104	11,773,718
Brookfield Corp. (C)(D)	125,919	4,103,700
KKR & Company, Inc.	225,623	11,849,720
Oaktree Specialty Lending Company (C)(D)	291,154	5,464,961
Onex Corp.	124,888	5,838,271
Sixth Street Specialty Lending, Inc. (C)(D)	219,531	4,017,417
Consumer finance 1.5%
Discover Financial Services	57,696	5,702,673
LendingClub Corp. (B)	260,870	1,880,873
Financial services 1.4%
Eurazeo SE	102,323	7,283,388
Insurance 1.5%
Assured Guaranty, Ltd. (D)	92,812	4,665,659
Skyward Specialty Insurance Group, Inc. (B)	132,000	2,886,840
Real estate 0.7%		3,766,967
Industrial REITs 0.7%

Plymouth Industrial REIT, Inc. (D)	179,294	3,766,967

Preferred securities 5.3% (4.3% of Total investments)		$27,098,316
(Cost $30,503,898)
Financials 4.7%		24,240,752
Banks 4.3%
Atlantic Union Bankshares Corp., 6.875% (C)(D)	99,675	2,160,954
CNB Financial Corp., 7.125%	62,501	1,375,022
First Business Financial Services, Inc., 7.000% (7.000% to 3-15-27, then 3 month CME Term SOFR + 5.390%) (E)(G)	4,000	3,334,034
First Merchants Corp., 7.500%	50,000	1,187,500
Midland States Bancorp, Inc., 7.750% (7.750% to 9-30-27, then 5 Year CMT + 4.713%)	120,000	2,680,800
Northpointe Bancshares, Inc., 8.250% (8.250% to 12-30-25, then SOFR + 7.990%) (B)(G)	160,000	3,120,000
PacWest Bancorp, 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	46,057	682,104
4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Pinnacle Financial Partners, Inc., 6.750%	71,825	$1,734,574
Synovus Financial Corp., 5.875% (5.875% to 7-1-24, then 5 Year CMT + 4.127%) (C)(D)	47,222	1,024,717
Tectonic Financial, Inc., 9.000% (9.000% to 5-15-24, then 3 month LIBOR + 6.720%)	186,840	1,866,532
United Community Banks, Inc., 6.875% (C)(D)	57,500	1,277,075
Washington Federal, Inc., 4.875%	40,250	652,050
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	50,000	1,154,500
Mortgage real estate investment trusts 0.4%
Invesco Mortgage Capital, Inc., 7.750% (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	99,000	1,990,890
Real estate 0.6%		2,857,564
Hotel and resort REITs 0.6%
Sotherly Hotels, Inc., 8.000% (B)	50,424	1,220,765
Sotherly Hotels, Inc., 8.250% (B)	67,358	1,636,799

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 1.3% (1.0% of Total investments)				$6,423,396
(Cost $6,379,757)
Financials 1.3%				6,423,396
Banks 1.3%
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (G)(H)	7.750	08-16-29	2,903,000	2,778,752
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (G)(H)	9.250	11-17-27	832,000	844,898
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (H)	5.625	07-01-25	250,000	209,575
University Bancorp, Inc. (8.250% to 1-31-28, then 3 month CME Term SOFR + 4.870%) (G)	8.250	01-31-33	2,500,000	2,445,125

Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (H)	5.800	06-15-23	187,000	145,046
Convertible bonds 0.7% (0.6% of Total investments)				$3,617,447
(Cost $3,720,362)
Financials 0.7%				3,617,447
Mortgage real estate investment trusts 0.7%

Redwood Trust, Inc. (G)	7.750	06-15-27	4,179,000	3,617,447

Certificate of deposit 0.0% (0.0% of Total investments)				$76,329
(Cost $76,329)
East Boston Savings Bank (E)	0.150	11-01-23	1,938	1,938
Eastern Savings Bank FSB	0.200	04-24-23	1,962	1,962
First Bank Richmond NA	3.500	12-05-25	22,466	22,466
First National Bank	0.400	06-17-24	1,368	1,368
First Savings Bank of Percaise	0.600	04-05-23	5,138	5,138
Home National Bank	1.900	11-06-23	18,927	18,927
Hudson United Bank	0.800	04-24-23	2,260	2,260
Machias Savings Bank	0.200	05-31-23	2,019	2,019
Milford Federal Savings and Loan Bank	0.500	04-28-23	1,933	1,933
MutualOne Bank (E)	0.500	09-11-23	4,265	4,265
Newburyport Five Cents Savings Bank	0.300	10-18-24	2,183	2,183
Newtown Savings Bank (E)	0.250	06-01-23	5,970	5,970
Rosedale Federal Savings & Loan Association	0.250	06-01-23	2,061	2,061
Salem Five Bancorp (E)	0.250	12-19-23	1,752	1,752
Sunshine Federal Savings and Loan Association	0.500	05-10-23	2,087	2,087

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

	Yield (%)	Shares	Value
Short-term investments 0.4% (0.3% of Total investments)			$1,738,487
(Cost $1,738,136)
Short-term funds 0.4%			1,738,487
John Hancock Collateral Trust (I)	4.9438(J)	173,903	1,738,487

Total investments (Cost $488,495,659) 123.8%	$631,705,040
Other assets and liabilities, net (23.8%)	(121,273,393)
Total net assets 100.0%	$510,431,647

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-23, and is a component of the fund’s leverage under the Liquidity Agreement.
(D)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 3-31-23 was $178,503,484. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $70,982,360.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 3-31-23.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	15,000,000	USD	Fixed 1.220%	USD LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	$2,166,090	$2,166,090
Centrally cleared	25,000,000	USD	Fixed 1.136%	USD LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	3,737,585	3,737,585
Centrally cleared	25,000,000	USD	Fixed 1.077%	USD LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	3,816,975	3,816,975
								—	$9,720,650	$9,720,650

(a)	At 3-31-23, the 3 month LIBOR was 5.193%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2023, by major security category or type:
	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$523,516,878	$506,599,628	$11,794,875	$5,122,375
Capital markets	43,047,787	43,047,787	—	—
Consumer finance	7,583,546	7,583,546	—	—
Financial services	7,283,388	—	7,283,388	—
Insurance	7,552,499	7,552,499	—	—
Real estate
Industrial REITs	3,766,967	3,766,967	—	—
Preferred securities
Financials
Banks	22,249,862	15,795,828	3,120,000	3,334,034
Mortgage real estate investment trusts	1,990,890	1,990,890	—	—
Real estate
Hotel and resort REITs	2,857,564	2,857,564	—	—
8	|

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Corporate bonds	$6,423,396	—	$6,423,396	—
Convertible bonds	3,617,447	—	3,617,447	—
Certificate of deposit	76,329	—	62,404	$13,925
Short-term investments	1,738,487	$1,738,487	—	—
Total investments in securities	$631,705,040	$590,933,196	$32,301,510	$8,470,334
Derivatives:
Assets
Swap contracts	$9,720,650	—	$9,720,650	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.
	Common stocks	Preferred securities	Certificate of deposit	Total
Balance as of 12-31-22	$6,139,314	$3,574,533	4,265	$9,718,112
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(1,016,939)	(240,499)	—	(1,257,438)
Purchases	—	—	7,722	7,722
Sales	—	—	—	—
Transfers into Level 3	—	—	1,938	1,938
Transfers out of Level 3	—	—	—	—
Balance as of 3-31-23	$5,122,375	$3,334,034	$13,925	$8,470,334
Change in unrealized at period end[1]	$(1,016,939)	$(240,499)	—	$(1,257,438)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-23	Valuation technique	Significant unobservable inputs	Input/Range*
Common stocks	$4,122,375	Market Comparable	Price/Book Value multiple Implied multiple premium Discount	1.06x 9.53% 18%
	1,000,000	Transactions Indicative of Value	Prior/recent transactions	$10.00
	$5,122,375

Preferred securities	$3,334,034	Bond Comparable	Benchmark Option Adjusted Spread (OAS) Implied OAS premium	427.99 2%

Certificate of deposit	$13,925	Transactions Indicative of Value	Prior/recent transactions	$100.00

Total	$8,470,334
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2023 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Benchmark Option Adjusted Spread (OAS)	Increase	Decrease
Discount	Decrease	Increase
Implied multiple premium	Increase	Decrease
Implied OAS premium	Increase	Decrease
|	9

Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Price/Book Value multiple	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	173,903	$1,253,479	$29,782,193	$(29,296,941)	$(268)	$24	$81,819	—	$1,738,487
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2023:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Alpine Banks of Colorado	7-12-22	$5,000,012	175,439	—	—	175,439	1.0%	$5,273,270
Avidbank Holdings, Inc.	5-6-22	1,350,000	60,000	—	—	60,000	0.2%	1,016,806
Bank of Idaho Holding Company	5-6-22	4,500,000	150,000	—	—	150,000	0.8%	4,025,034
Bremer Financial Corp.	10-25-19	5,000,040	41,667	—	—	41,667	0.8%	4,122,375
Walden Mutual	9-1-22	1,000,000	100,000	—	—	100,000	0.2%	1,000,000
								$15,437,485
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended March 31, 2023, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
First Reliance Bancshares, Inc.	426,454	$3,697,356	—	—	—	$(524,112)	—	—	$3,173,244
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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